COMMON SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
COMMON SHARE CAPITAL
Summary of common share transactions

	2024		2023
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,227,838	$4,481.6	1,221,891	$4,449.5
Issued:
Issued under share option and restricted share plans	1,288	5.7	5,947	32.1
Total common share capital	1,229,126	$4,487.3	1,227,838	$4,481.6

Summary of dividends on common shares

	2024		2023
	Per share	Total paid	Per share	Total paid
Dividends declared and paid during the year:
Three months ended March 31	$0.03	$36.9	$0.03	$36.8
Three months ended June 30	0.03	36.8	0.03	36.9
Three months ended September 30	0.03	36.9	0.03	36.8
Three months ended December 31	0.03	36.9	0.03	36.8
Total		$147.5		$147.3